CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Net Income (Loss) Attributable to Parent [Abstract]
Net income	$ 2,355			$ 197,128			$ 339,478	$ 531,476
Other comprehensive income, net of tax:
Currency translation adjustment	(18,181)	$ 104,428	$ 59,158	69,695	$ (8,985)	$ (32,040)	145,405	28,670
(Gain) / loss on cash flow hedge	0		(2,420)	(198)	(4,112)	9,084	(2,420)	4,774
Total comprehensive (loss) / income	$ (15,826)	$ 287,400	$ 210,889	$ 266,625	$ 133,813	$ 164,482	$ 482,463	$ 564,920